Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Milestone revenue	$ 2,500	$ 0	$ 1,172	$ 0